Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	₱ 16,739	₱ 14,723
Carrying amount	83,828	104,220
Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	100,567	118,943
Stage 1 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	236
Carrying amount	59,772
Stage 1 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	60,008
Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	1,595
Carrying amount	24,056
Stage 2 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	25,651
Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	14,908
Stage 3 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,908
High grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	67,075	83,259
High grade [Member] | Stage 1 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	58,299
High grade [Member] | Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	8,776
Standard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,351	9,933
Standard grade [Member] | Stage 1 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	1,470
Standard grade [Member] | Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	7,881
Substarndard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	7,402	11,028
Substarndard grade [Member] | Stage 1 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	3
Substarndard grade [Member] | Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	7,399
Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	16,739	₱ 14,723
Default [Member] | Stage 1 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	236
Default [Member] | Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	1,595
Default [Member] | Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	₱ 14,908